Retirement Plan - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015 USD ($) Plans	Jun. 28, 2014 USD ($)	Jun. 29, 2013 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Retirement contribution		$ 18.2	$ 17.0	$ 16.4
Multiemployer pension plan percentage		108.90%
Contribution plan expired		Apr. 24, 2025
Employer Identification Number	516055922
Plan Number	001
Number of multiemployer health and welfare plan | Plans		2
Multiemployer Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution plan		$ 0.1	0.1	0.1
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution plan		$ 0.9	0.9	0.7
401 (k) Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employees participating for internal revenue code, maximum		50.00%
Employees participating for internal revenue code, minimum		1.00%
Employees matching contribution		100.00%
Employees first contribution		3.50%
Retirement contribution		$ 14.2	13.2	12.6
STAR Plan Contribution [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Retirement contribution		$ 4.0	$ 3.8	$ 3.8